Loss for the period (Details) - AUD ($)		6 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
General and administration expenses
Depreciation on fixed assets		$ 12,417	$ 14,390
Depreciation on leased assets		23,215	42,827
Employee expenses (non R&D related)		376,220	286,064
Consultant and director expenses		537,310	371,559
Audit, internal control and other assurance expenses		115,798	120,604
Corporate compliance expenses		372,697	194,569
Office rental		66,664	30,317
Other administrative and office expenses		332,784	358,599
Insurance expenses		258,582	329,057
Share-based payment expenses		1,577,720
Total general and administration expense		3,673,407	1,747,986
Research and development expenses
Employee expenses		1,072,468	1,356,509
Other research and development expenses	[1]	4,734,373	4,390,525
Total research and development expenses		5,806,841	5,747,034
Other losses and gains
Foreign exchange loss / (gain)		852,232	(127,825)
Loss for the period		$ 852,232	$ (127,825)

[1]	Other research and development expenses mainly consist of expenses paid for contracted research and development activities conducted by third parties on behalf of the Company.